                        {THOMPSON PLUMB FUNDS, INC. LOGO}

July 15, 1999
                       SEMIANNUAL REPORT TO SHAREHOLDERS
Dear Fellow Shareholder:

We are proud to present you the following report depicting the investments and returns of our family of mutual funds for the six month period ending May 31, 1999. During the six month period, our equity-oriented funds once again added to their long-term record of strong performance results. The goals for each fund are as follows:

THOMPSON PLUMB BALANCED FUND
This Fund seeks a combination of income and capital appreciation which will result in the highest total return, while assuming reasonable risk. The Balanced Fund invests in a diversified portfolio of common stocks and fixed income securities.

THOMPSON PLUMB BOND FUND
This Fund seeks a high level of current income while preserving capital. The Bond Fund invests primarily in a diversified portfolio of investment-grade debt securities.

THOMPSON PLUMB GROWTH FUND
This Fund seeks a high level of long-term growth primarily through capital appreciation, while at the same time assuming reasonable risk. The Growth Fund invests primarily in a diversified portfolio of common stocks and securities convertible into common stocks. Although current income is not its primary objective, the Growth Fund anticipates that capital growth is accompanied by growth through dividend income.

We hope that you find the report clear and concise and that it provides you with a sufficient amount of detailed information in order to be able to review your investment. Please visit our web site (http://www.thompsonplumb.com) for updated daily information or call with any comments or questions.

Sincerely,



/s/ John W. Thompson, CFA   /s/ Thomas G. Plumb, CFA
John W. Thompson, CFA       Thomas G. Plumb, CFA
Chairman & Secretary        President & Treasurer

                           THOMPSON PLUMB FUNDS, INC.
                       SEMIANNUAL REPORT TO SHAREHOLDERS

                                  MAY 31, 1999

                                    CONTENTS


                                                                    PAGE(S)
REPORT TO SHAREHOLDERS...........................................       1

OVERALL INVESTMENT REVIEW........................................       3

FINANCIAL STATEMENTS
         Statements of assets and liabilities....................       4
         Schedules of investments................................     5-9
         Statements of operations................................      10
         Statements of changes in net assets.....................      11
         Notes to financial statements...........................   12-16
         Financial highlights....................................   17-19






      This semiannual report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund prospectus which contains facts concerning the Funds' objectives and policies, management, expenses, and other information.

                           THOMPSON PLUMB FUNDS, INC.
                       SEMIANNUAL REPORT TO SHAREHOLDERS

                                 JULY 15, 1999

                           OVERALL INVESTMENT REVIEW

The U.S. economic growth over the past half-year could only be described as astounding. We are living in what will likely be described by historians as the Information Technology Boom. The U.S. economy has not performed this well since the 1950's or 1960's, with plentiful jobs, rapid income growth, a government budget surplus, lower crime levels, low inflation, and high productivity growth. These elements have all added to the wonderful performance of the stock market, which has continued to expand at a remarkable pace. Earnings, in aggregate, have begun to reaccelerate after last fall's slowdown, which has also provided fuel for the stock market.

Because of the very strong economic performance, the Federal Reserve recently decided to increase short-term interest rates by 0.25%. This has caused longer-term interest rates to increase by a full percentage point. While interest rate increases are never good for financial assets, interest rates are recovering from an artificially low level that was reached during the financial panic last fall. Because of this rebound from the panic, plus the remarkable productivity growth that has been experienced because of technology and the Internet, we believe that interest rates at current levels do not pose a serious threat to the stock market. However, should interest rates and inflation continue to climb, our inclination towards remaining fully invested would be reexamined.

The main sectors that have added to the performance of our Growth and Balanced Funds are our holdings in technology, media and financial stocks. These sectors have produced large gains over the last six months and should continue to mirror the performance of the domestic economy. We have added to positions in all three areas and believe that they will continue to perform well in a rapidly growing economy. However, if the economy were to slow, we do hold many stable consumer growth stocks and health care stocks that should outperform because of their stable, consistent businesses. Therefore, while the Growth and Balanced Funds are participating in the remarkable growth segments of the economy, there is also diversification from holdings that are less economically sensitive.

Our bond strategy continues to be one that primarily buys and holds high quality corporate bonds and, to a lessor extent, buys government bonds and agency bonds. The advantage in owning corporate bonds now is that the increase in yield from owning high quality corporates versus U.S. Treasuries is at the higher end of the historical range. Therefore, we believe that the reward of owning these corporate bonds currently outweighs the modest amount of added risk.

                           THOMPSON PLUMB FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                            MAY 31, 1999 (UNAUDITED)
                    (In thousands, except per share amounts)


                                                                BALANCED             BOND              GROWTH
                                                                  FUND               FUND               FUND
                                                               ---------          ---------           --------
ASSETS
         Investments, at market value (Cost $41,197,
            $25,265, and $59,040, respectively)
            Common stocks ..........................           $ 34,649                 --            $ 73,334
            Bonds ..................................             13,783           $ 22,570                  --
            Short-term investments .................                469              2,685                 131
                                                               --------           --------            --------
                                                                 48,901             25,255              73,465
         Receivable from investment advisor ........                  1                  9                   4
         Prepaid expenses ..........................                 20                 11                  31
         Due from sale of securities ...............                641                 --                  --
         Dividends and interest receivable .........                344                383                  63
                                                               --------           --------            --------
            Total Assets ...........................             49,907             25,658              73,563
                                                               --------           --------            --------

LIABILITIES
         Accrued expenses payable ..................                 20                 13                  25
         Due to investment advisor .................                 44                 19                  71
                                                               --------           --------            --------
            Total Liabilities ......................                 64                 32                  96
                                                               --------           --------            --------
NET ASSETS .........................................           $ 49,843           $ 25,626            $ 73,467
                                                               ========           ========            ========
Net Assets consist of:
         Capital stock ($.001 par value) ...........           $ 38,630           $ 25,115            $ 57,203
         Undistributed net investment income (loss)                 325                313                (104)
         Accumulated net realized gain
            on investments .........................              3,184                207               1,944
         Net unrealized appreciation (depreciation)
            on investments .........................              7,704                 (9)             14,424
                                                               --------           --------            --------
            Net Assets .............................           $ 49,843           $ 25,626            $ 73,467
                                                               ========           ========            ========
         Shares of capital stock outstanding
            (100,000 shares authorized) ............              2,782              2,464               1,855

         Offering and redemption price/Net asset
            value per share ........................           $  17.92           $  10.40            $  39.60
                                                               ========           ========            ========


                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                            MAY 31, 1999 (UNAUDITED)

                                        Shares or
                                        Principal             Market
                                          Amount              Value
                                        ---------           ---------
---------------------------------------------------------------------
                                 BALANCED FUND
---------------------------------------------------------------------
COMMON STOCKS - 70.8%

  BASIC MATERIALS - 1.5%
    FiberMark (a) .............           50,000           $  715,625
                                                           ----------
  CAPITAL GOODS - 8.5%
    Advanced Lighting (a) .....           67,500              489,375
    Emerson Electric ..........           15,000              958,125
    General Electric ..........            7,000              711,812
    Howmet International (a)...           55,000              976,250
    Xerox .....................           18,000            1,011,375
                                                            ---------
                                                            4,146,937
                                                            ---------
  CONSUMER PRODUCTS - 5.6%
    Discount Auto Parts (a) ...           20,000              495,000
    Gillette ..................           18,000              918,000
    Newell Rubbermaid .........           12,000              486,000
    PepsiCo ...................           23,000              823,687
                                                            ---------
                                                            2,722,687
                                                            ---------
  ENERGY - 3.0%
    Chevron ...................            6,500              602,469
    Exxon .....................           11,000              878,625
                                                            ---------
                                                            1,481,094
                                                            ---------
  FINANCIAL SERVICES - 9.9%
    Anchor Bancorp Wisconsin...           25,000              412,500
    Associated Banc-Corp ......           16,000              554,000
    Bank of America ...........           12,000              776,250
    Bank One ..................           10,000              565,625
    CIT Group - Class A .......           30,000              870,000
    Fannie Mae ................           16,000            1,088,000
    Wells Fargo ...............           15,000              600,000
                                                            ---------
                                                            4,866,375
                                                            ---------
  HEALTH CARE - 12.0%
    Abbott Laboratories .......           20,000              903,750
    Bergen Brunswig - Class A..           42,500              935,000
    BioChem Pharma (a) ........           25,000              478,125
    Johnson & Johnson .........           10,000              926,250
    Medtronic .................           14,038              996,698
    Merck & Co. ...............           16,000            1,080,000
    PSS World Medical (a) .....           45,000              554,062
                                                            ---------
                                                            5,873,885
                                                            ---------
  RETAIL - 3.3%
    Fastenal ..................           15,000              768,750
    Walgreen ..................           36,000              837,000
                                                            ---------
                                                            1,605,750
                                                            ---------
  SERVICES - 6.2%
    CBS (a) ...................           20,000              835,000
    Disney, Walt ..............           20,000              582,500
    Merrill ...................           24,000              363,000
    New York Times - Class A...           18,000              614,250
    NOVA (a) ..................           30,000              667,500
                                                            ---------
                                                            3,062,250
                                                            ---------
  TECHNOLOGY - 16.6%
    Dell Computer (a) .........           10,000              344,375
    EMC (a) ...................            8,000              797,000
    IBM .......................           10,000            1,163,125
    JDA Software Group (a) ....           40,000              357,500
    Linear Technology .........           20,000            1,060,000
    Lucent Technologies .......           14,000              796,250
    Microchip Technology (a)...           22,500              987,188
    Oracle (a) ................           36,000              893,250
    Parametric Technology (a)..           30,000              416,250
    Sterling Commerce (a) .....           28,000            1,088,500
    Storage Technology (a) ....           10,000              198,750
                                                            ---------
                                                            8,102,188
                                                            ---------

                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                            MAY 31, 1999 (UNAUDITED)
                                  (Continued)

                                                  Shares or
                                                  Principal              Market
                                                   Amount                Value
                                                   ------                -----
COMMON STOCKS - 70.8% (Continued)

  TELECOMMUNICATIONS - 4.2%
    ADC Telecommunications (a) .........            15,000           $   733,125
    Ameritech ..........................             3,000               197,438
    Nortel Networks ....................             5,000               375,000
    SBC Communications .................            15,000               766,875
                                                                     -----------
                                                                       2,072,438
                                                                     -----------
    TOTAL COMMON STOCKS
      (COST $26,765,306) ...............                              34,649,229
                                                                     -----------

BONDS - 28.2%

  CORPORATE BONDS - 23.0%
    Aetna Services
      6.375% Due 08/15/03 ..............         1,000,000               992,609
    Aetna Services
      7.125% Due 08/15/06 ..............         2,000,000             2,017,742
    American Home Products
      7.900% Due 02/15/05 ..............         1,000,000             1,067,004
    General Electric Capital
      8.750% Due 05/21/07 ..............           640,000               730,438
    Johnson Controls
      6.300% Due 02/01/08 ..............         2,000,000             1,931,762
    Philip Morris
      6.375% Due 02/01/06 ..............         1,000,000               966,180
    Thermo Electron Cvt
      4.250% Due 01/01/03 ..............         1,500,000             1,340,625
    Union Pacific
      6.000% Due 09/01/03 ..............         1,185,000             1,151,227
    Wisconsin Power & Light
      7.000% Due 06/15/07 ..............         1,000,000             1,024,886
                                                                     -----------
    Total Corporate Bonds ..............                              11,222,473
                                                                     -----------
  UNITED STATES GOVERNMENT
      AND AGENCY ISSUES - 5.2%
    United States Treasury Notes
      6.500% Due 05/31/02 ..............         2,500,000             2,560,158
                                                                     -----------
    Total United States Government
      and Agency Issues ................                               2,560,158
                                                                     -----------
    TOTAL BONDS
      (COST $13,962,053) ...............                              13,782,631
                                                                     -----------

SHORT-TERM INVESTMENTS - 1.0%

  VARIABLE RATE DEMAND NOTES - 1.0%
    Firstar Bank .......................           469,367               469,367
                                                                     -----------
    Total Variable Rate Demand Notes....                                 469,367
                                                                     -----------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $469,367) ..................                                 469,367
                                                                     -----------
    TOTAL INVESTMENTS - 100.0%
      (COST $41,196,726) ...............                             $48,901,227
                                                                     ===========



(a) Non-income producing

                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                            MAY 31, 1999 (UNAUDITED)
                                  (Continued)


                                               Shares or
                                               Principal          Market
                                                Amount             Value
----------------------------------------------------------------------------
                                   BOND FUND
----------------------------------------------------------------------------
BONDS - 89.4%

  CORPORATE BONDS - 83.0%
    American Home Products
      7.900% Due 02/15/05 ........            1,000,000           $1,067,004
    Anheuser-Busch
      7.100% Due 06/15/07 ........            1,000,000            1,010,211
    Associates Corp.
      7.240% Due 08/15/06 ........            1,000,000            1,028,357
    AT & T
      7.000% Due 05/15/05 ........            1,000,000            1,018,157
    Beneficial Corp.
      6.850% Due 10/03/07 ........            1,000,000            1,004,229
    General Electric Capital
      8.750% Due 05/21/07 ........            1,000,000            1,141,309
    Hartford Life
      6.900% Due 06/15/04 ........            1,000,000            1,007,945
    Hartford Life
      7.100% Due 06/15/07 ........              500,000              507,727
    Hershey Foods
      6.700% Due 10/01/05 ........            1,000,000            1,007,764
    Lucent Technologies
      7.250% Due 07/15/06 ........            1,000,000            1,041,312
    NationsBank
      6.690% Due 04/03/02 ........            1,000,000            1,004,566
    Northern Trust
      7.300% Due 09/15/06 ........            1,000,000            1,018,456
    Penney, J. C.
      7.600% Due 04/01/07 ........            1,000,000            1,021,383
    Philip Morris
      9.000% Due 01/01/01 ........            1,000,000            1,040,796
    Schwab, Charles
      6.520% Due 05/27/08 ........            1,000,000              981,942
    Sears, Roebuck
      6.700% Due 11/15/06 ........            1,000,000              989,629
    SmithKline Beecham
      7.375% Due 04/15/05 ........              965,000            1,008,026
    Travelers Property & Casualty
      6.750% Due 04/15/01 ........            1,000,000            1,011,533
    Tribune
      6.875% Due 11/01/06 ........            1,000,000            1,008,384
    Wells Fargo
      7.125% Due 08/15/06 ........            1,000,000            1,025,449
    Wisconsin Power & Light
      7.000% Due 06/15/07 ........            1,000,000            1,024,886
                                                                 -----------
    Total Corporate Bonds ........                                20,969,065
                                                                 -----------
  UNITED STATES GOVERNMENT
      AND AGENCY ISSUES - 6.4%
    United States Treasury Notes
      6.000% Due 08/15/00 ........              500,000              504,219
    United States Treasury Notes
      7.875% Due 11/15/04 ........            1,000,000            1,097,188
                                                                 -----------
    Total United States Government
      and Agency Issues ..........                                 1,601,407
                                                                 -----------
    TOTAL BONDS
      (COST $22,579,798) .........                                22,570,472
                                                                 -----------


                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                            MAY 31, 1999 (UNAUDITED)
                                  (Continued)


                                                   Shares or
                                                   Principal               Market
                                                     Amount                Value
                                                     ------                -----


SHORT-TERM INVESTMENTS - 10.6%

  VARIABLE RATE DEMAND NOTES - 10.6%
    American Family Financial ..........             510,771           $   510,771
    Firstar Bank .......................           1,147,642             1,147,642
    Warner-Lambert .....................             611,594               611,594
    Wisc. Central Credit Union .........              99,859                99,859
    Wisconsin Electric Power ...........             315,072               315,072
                                                                       -----------
    Total Variable Rate Demand Notes....                                 2,684,938
                                                                       -----------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $2,684,938) ................                                 2,684,938
                                                                       -----------
    TOTAL INVESTMENTS - 100.0%
      (COST $25,264,736) ...............                               $25,255,410
                                                                       ===========

----------------------------------------------------------------------------------
                                  GROWTH FUND
----------------------------------------------------------------------------------
COMMON STOCKS - 99.8%

  CAPITAL GOODS - 8.7%
    Advanced Lighting (a) ..............             100,000           $   725,000
    Boeing .............................              38,000             1,605,500
    Howmet International (a) ...........             140,000             2,485,000
    Xerox ..............................              28,000             1,573,250
                                                                       -----------
                                                                         6,388,750
                                                                       -----------
  CONSUMER PRODUCTS - 7.8%
    Gillette ...........................              40,000             2,040,000
    PepsiCo ............................              54,000             1,933,875
    Wrigley, Wm. Jr ....................              20,000             1,741,250
                                                                       -----------
                                                                         5,715,125
                                                                       -----------
  ENERGY - 1.1%
    Exxon ..............................              10,000               798,750
                                                                       -----------
  FINANCIAL SERVICES - 23.8%
    Associated Banc-Corp ...............              20,000               692,500
    Associates First Capital - Class A..              35,000             1,435,000
    Bank of America ....................              35,000             2,264,062
    CIT Group - Class A ................             110,000             3,190,000
    Fannie Mae .........................              27,000             1,836,000
    Freddie Mac ........................              25,000             1,457,812
    Hartford Life - Class A ............              48,000             2,280,000
    Marshall & Ilsley ..................              10,000               700,000
    Merrill Lynch ......................              12,000             1,008,000
    Wells Fargo ........................              65,000             2,600,000
                                                                       -----------
                                                                        17,463,374
                                                                       -----------



                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                            MAY 31, 1999 (UNAUDITED)
                                  (Continued)


                                                Shares or
                                                Principal               Market
                                                  Amount                Value
                                                ---------           ------------
COMMON STOCKS - 99.8% (Continued)

  HEALTH CARE - 22.3%
    Abbott Laboratories ................            24,000           $ 1,084,500
    Bergen Brunswig - Class A ..........            30,000               660,000
    BioChem Pharma (a) .................           100,000             1,912,500
    Bristol-Myers Squibb ...............            20,000             1,372,500
    Johnson & Johnson ..................            21,000             1,945,125
    Medtronic ..........................            28,000             1,988,000
    Merck & Co. ........................            36,000             2,430,000
    Schein, Henry (a) ..................           108,000             3,260,250
    Sybron International (a) ...........            70,000             1,758,750
                                                                     -----------
                                                                      16,411,625
                                                                     -----------
  RETAIL - 3.0%
    Fastenal ...........................            43,000             2,203,750
                                                                     -----------
  SERVICES - 11.5%
    CBS (a) ............................            75,000             3,131,250
    New York Times - Class A ...........            45,000             1,535,625
    NOVA (a) ...........................            85,000             1,891,250
    Outdoor Systems (a) ................            64,000             1,916,000
                                                                     -----------
                                                                       8,474,125
                                                                     -----------
  TECHNOLOGY - 18.5%
    Altera (a) .........................            30,000             1,044,375
    EMC (a) ............................            12,100             1,205,463
    Keane (a) ..........................            40,000             1,160,000
    Linear Technology ..................            40,000             2,120,000
    Maxim Integrated Products (a) ......            20,000             1,068,750
    Microsoft (a) ......................            24,000             1,936,500
    Parametric Technology (a) ..........            70,000               971,250
    Sterling Commerce (a) ..............            50,000             1,943,750
    Unisys (a) .........................            40,000             1,517,500
    Zebra Technologies - Class A (a)....            19,000               610,375
                                                                     -----------
                                                                      13,577,963
                                                                     -----------
  TELECOMMUNICATIONS - 3.1%
    SBC Communications .................            45,000             2,300,625
                                                                     -----------
    TOTAL COMMON STOCKS
      (COST $58,909,624) ...............                              73,334,087
                                                                     -----------
SHORT-TERM INVESTMENTS - 0.2%

  VARIABLE RATE DEMAND NOTES - 0.2%
    Firstar Bank .......................           130,483               130,483
                                                                     -----------
    Total Variable Rate Demand Notes                                     130,483
                                                                     -----------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $130,483) ..................                                 130,483
                                                                     -----------
    TOTAL INVESTMENTS - 100.0%
      (COST $59,040,107) ...............                             $73,464,570
                                                                     ===========



(a) Non-income producing


                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                  FOR THE SIX MONTH PERIOD ENDED MAY 31, 1999
                                  (UNAUDITED)
                                 (In thousands)


                                                             BALANCED           BOND              GROWTH
                                                               FUND             FUND               FUND
                                                               ----             ----               ----

INVESTMENT INCOME
         Dividends .............................             $  191                 -             $  369
         Interest ..............................                447           $   829                  6
                                                             ------           -------             ------
                                                                638               829                375
                                                             ------           -------             ------
EXPENSES
         Accounting services fees ..................             42                27                 56
         Directors fees ............................              5                 4                  7
         Federal & state registration ..............             13                12                 14
         Investment advisory fees ..................            211                87                348
         Professional fees .........................             13                11                 17
         Other expenses ............................             30                11                 41
                                                             ------           -------             ------
           Total expenses ..........................            314               152                483
           Less expenses reimbursable by advisor....              1                21                  4
                                                             ------           -------             ------
Net expenses .......................................            313               131                479
                                                             ------           -------             ------
NET INVESTMENT INCOME (LOSS) .......................            325               698               (104)
                                                             ------           -------             ------
Net realized gain on investments ...................          3,421               426              2,111
Net unrealized appreciation (depreciation)
         on investments ............................           (827)           (1,579)             2,342
                                                             ------           -------             ------
NET GAIN (LOSS) ON INVESTMENTS .....................          2,594            (1,153)             4,453
                                                             ------           -------             ------
Net increase (decrease) in net assets
         resulting from operations .................         $2,919           $  (455)            $4,349
                                                             ======           =======             ======




                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE SIX MONTH PERIOD ENDED MAY 31,
                                  (UNAUDITED)
                                 (In thousands)



                                                          BALANCED FUND              BOND FUND                     GROWTH FUND
                                                          -------------              ---------                     -----------


                                                        1999          1998        1999         1998           1999           1998
                                                        ----          ----        ----         ----           ----           ----
INCREASE IN NET ASSETS
  Operations
     Net investment income (loss) ...........         $   325      $   211      $   698       $  828          $  (104)     $   (15)
     Net realized gain on investments .......           3,421        1,888          426          114            2,111        2,393
     Net unrealized appreciation
        (depreciation) on investments .......            (827)       1,227       (1,579)         279            2,342        3,281
                                                      -------      -------      -------       ------          -------      -------
     Net increase (decrease) in net assets
        resulting from operations ...........           2,919        3,326         (455)       1,221            4,349        5,659
                                                      -------      -------      -------       ------          -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income ..            (488)        (261)        (804)        (819)              --           --

  Distributions from net realized gains on
     securities transactions ................          (2,796)      (3,478)          --           --           (5,885)      (3,968)
                                                      -------      -------      -------       ------          -------      -------
  Total distributions to shareholders .......          (3,284)      (3,739)        (804)        (819)          (5,885)      (3,968)
                                                      -------      -------      -------       ------          -------      -------
FUND SHARE TRANSACTIONS .....................           2,893        8,580       (5,788)        (253)           6,497       17,182
                                                      -------      -------      -------       ------          -------      -------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....           2,528        8,167       (7,047)         149            4,961       18,873

NET ASSETS
  Beginning of period .......................          47,315       36,337       32,673       32,137           68,506       45,376
                                                      -------      -------      -------      -------          -------      -------

  End of period .............................         $49,843      $44,504      $25,626      $32,286          $73,467      $64,249
                                                      =======      =======      =======      =======          =======      =======
  Accumulated undistributed net investment
  income (loss) included in net assets at end
  of period .................................         $   325      $   211      $   313      $   425            ($104)        ($15)




                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 1999 (UNAUDITED)

NOTE 1 - ORGANIZATION
Thompson Plumb Funds, Inc. (the "Company") is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (the "Funds"): Thompson Plumb Balanced Fund (the "Balanced Fund"), Thompson Plumb Bond Fund (the "Bond Fund"), and Thompson Plumb Growth Fund (the "Growth Fund"). The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION - Each Fund's investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded) or, where market quotations are not readily available, at fair value as determined in good faith by the Advisor pursuant to procedures established by the Funds' Board of Directors. Debt securities held by a Fund with remaining maturities of 60 days or less may be valued on an amortized cost basis.

REALIZED GAINS AND LOSSES ON SECURITIES - Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

VARIABLE-RATE DEMAND NOTES - The Funds invest in short-term, variable-rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these instruments to the extent the issuer defaults on its payment obligation. Each Fund's policy is to not purchase variable-rate demand notes unless at the time of purchase the issuer has unsecured debt securities outstanding that have received a rating within the two highest categories from either Standard & Poor's (that is, A-1, A-2 or AAA, AA) or Moody's Investors Service, Inc. (that is, Prime-1, Prime-2 or Aaa, Aa). Accordingly, the Funds do not anticipate nonperformance of these obligations by the issuers.

PERMANENT BOOK AND TAX DIFFERENCES - Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to the capital accounts.

OTHER - Investment securities transactions are accounted for on the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective securities on the same basis for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded as

                           THOMPSON PLUMB FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 1999 (UNAUDITED)
                                   (Continued)

earned. Each Fund is charged for those expenses that are directly attributed to it, such as advisory, custodial, accounting services and certain shareholder servicing fees, while other expenses that cannot be directly attributable to a Fund are allocated among the Funds in proportion to the net assets of the respective Fund.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

NOTE 3 - INVESTMENT ADVISORY & ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into an Advisory Agreement with Thompson, Plumb & Associates, Inc. (the "Advisor") for management of each Fund's portfolio and for the administration of other Fund affairs. As compensation for its services, the Advisor receives a fee computed daily and payable monthly as follows: (i) for the Balanced Fund, .85 of 1% of average daily net assets up to $50 million and
 .80 of 1% of average daily net assets in excess of $50 million; (ii) for the Bond Fund, .65 of 1% of average daily net assets up to $50 million and .60 of 1% of average daily net assets in excess of $50 million; (iii) for the Growth Fund, 1.00% of average daily net assets up to $50 million and .90 of 1% of average daily net assets in excess of $50 million.

Pursuant to an Accounting Services Agreement, the Advisor maintains the Funds' financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds, and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays the Advisor a fee computed daily and payable monthly at the annual rate of .20 of 1% of net assets up to $30 million and .125 of 1% of net assets in excess of $30 million, with a minimum fee of $30,000 per year.

The Advisor has contractually agreed to waive management fees and/or reimbursement expenses incurred by the Funds through March 31, 2000 so that the operating expenses of the funds do not exceed the following percentages of their respective average daily net assets: Balanced Fund - 1.25%; Bond Fund - 0.95%; and Growth Fund - 1.30%.

                           THOMPSON PLUMB FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 1999 (UNAUDITED)
                                   (Continued)


NOTE 4 - FUND SHARE TRANSACTIONS
Transactions in shares of the Funds during the six months ended May 31, 1999 and 1998 were as follows:
(In thousands)


                                                                      1999                      1998
                                                            ----------------------    ------------------------
                                                            Shares         Dollars    Shares           Dollars
                                                            ------         -------    ------           -------
BALANCED FUND
Shares sold ..............................................   251          $  4,453      378          $  6,678
Shares issued in reinvestment of dividends ...............    28               469       16               252
Shares issued in reinvestment of realized gains...........   161             2,715      215             3,401
Shares redeemed ..........................................  (263)           (4,744)    (100)           (1,751)
                                                            ----          --------     ----          --------
   Net increase ..........................................   177          $  2,893      509          $  8,580
                                                            ====          ========     ====          ========

BOND FUND
Shares sold ..............................................   365          $  3,889      328          $  3,478
Shares issued in reinvestment of dividends ...............    71               759       75               787
Shares redeemed ..........................................  (962)          (10,436)    (426)           (4,518)
                                                            ----          --------     ----          --------
   Net decrease ..........................................  (526)         $ (5,788)     (23)         $   (253)
                                                            ====          ========     ====          ========
GROWTH FUND
Shares sold ..............................................   186          $  7,307      383          $ 15,069
Shares issued in reinvestment of realized gains...........   160             5,811      111             3,900
Shares redeemed ..........................................  (168)           (6,621)     (45)           (1,787)
                                                            ----          --------     ----          --------
   Net increase ..........................................   178          $  6,497      449          $ 17,182
                                                            ====          ========     ====          ========

                           THOMPSON PLUMB FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 1999 (UNAUDITED)
                                   (Continued)


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders from net investment income and realized gains on securities for the Balanced Fund and the Growth Fund normally will be declared on an annual basis within 30 days and paid within 60 days following the Funds' fiscal year-end. Bond Fund distributions to shareholders from net investment income normally will be declared on a quarterly basis within 30 days and paid within 60 days following the Fund's fiscal quarter, and distributions to shareholders from realized gains on securities normally will be declared on an annual basis within 30 days and paid within 60 days following the Fund's fiscal year-end. Distributions are recorded on the ex-dividend date.

For the period ended February 28, 1999, a distribution from net investment income for the Bond Fund was declared March 15, 1999 payable to shareholders on March 16, 1999. For the period ended November 30, 1998, a capital gains distribution for the Balanced Fund and the Growth Fund and a distribution from net investment income for the Balanced Fund and the Bond Fund were declared December 15, 1998 payable to shareholders on December 16, 1998.



                                                BALANCED FUND                     BOND FUND                    GROWTH FUND
                                          ----------------------         ------------------------       -----------------------
                                            Total           Per             Total            Per            Total           Per
                                          Distribution     Share         Distribution        Share       Distribution      Share
                                          ------------     -----         ------------        -----       ------------      -----

Distributions to Shareholders
    1999 Net investment income.....               --            --        $  243,760         $   0.10              --           --
    1998 Net investment income.....       $  488,411      $   0.19        $  559,917         $   0.22              --           --
    1998 Long-term capital gains...       $2,796,329      $   1.08                --               --      $5,457,389     $   3.25
    1998 Short-term capital gains..               --            --                --               --      $  427,581     $   0.25

                           THOMPSON PLUMB FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 1999 (UNAUDITED)
                                  (Continued)


NOTE 6 - PURCHASE AND SALE OF SECURITIES
Investment transactions for the six months ended May 31, 1999 were as follows:



                             BALANCED FUND        BOND FUND         GROWTH FUND
                             -------------        ---------         -----------

U. S. GOVERNMENT SECURITIES
 Purchases ..........         $ 1,559,941         $ 1,726,359                 --
 Sales ..............         $   516,641         $   101,914                 --

SECURITIES OTHER THAN
U. S. GOVERNMENT AND
SHORT-TERM INVESTMENTS
 Purchases ..........         $14,045,169                  --        $29,812,363
 Sales ..............         $15,520,677         $ 9,006,605        $29,312,089


NOTE 7 - FEDERAL INCOME TAXES
No provision has been made for Federal income taxes since the Funds have elected to be taxed as regulated investment companies and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Bond Fund has $18,639 of net capital losses which expire November 30, 2002 and $200,225 of net capital losses which expire November 30, 2005 that may be used to offset capital gains in future years to the extent provided by tax regulations.

For Federal income tax purposes at May 31, 1999:




                                     Aggregate        Aggregate       Net unrealized
                                    unrealized       unrealized        appreciation
                 Aggregate cost    appreciation     depreciation      (depreciation)
                of investments    for investments  for investments   for investments
                 in securities         held             held               held
                --------------    --------------   ---------------   ---------------

Balanced Fund     $41,196,826       $ 8,809,928     $(1,105,527)      $ 7,704,401
Bond Fund         $25,264,736       $   153,757     $  (163,083)      $    (9,326)
Growth Fund       $59,040,107       $15,566,310     $(1,141,847)      $14,424,463

                           THOMPSON PLUMB FUNDS, INC.
                              FINANCIAL HIGHLIGHTS


The following table presents information relating to a share of capital stock outstanding for the entire period.

                                                                                  Year Ended November 30,
                                                               ------------------------------------------------------------------
                                                   1999(a)          1998         1997             1996          1995        1994
                                                   -------          ----         ----             ----          ----        ----
         BALANCED FUND
NET ASSET VALUE, BEGINNING OF PERIOD ......    $   18.16       $   18.16    $   16.54        $    14.23    $    13.55    $    14.17
                                               ---------       ---------    ---------        ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income ...................         0.12            0.19         0.18              0.19          0.24          0.27
  Net realized and unrealized gains
    on investments ........................         0.91            1.65         3.01              3.21          2.26          0.04
                                               ---------       ---------    ---------        ----------    ----------    ----------
  TOTAL FROM INVESTMENT OPERATIONS ........         1.03            1.84         3.19              3.40          2.50          0.31
LESS DISTRIBUTIONS
  Distributions from net investment income         (0.19)          (0.13)       (0.23)            (0.23)        (0.28)        (0.27)
  Distributions from capital gains ........        (1.08)          (1.71)       (1.34)            (0.86)        (1.54)        (0.66)
                                               ---------       ---------    ---------        ----------    ----------    ----------
  Total Distributions .....................        (1.27)          (1.84)       (1.57)            (1.09)        (1.82)        (0.93)

NET ASSET VALUE, END OF PERIOD ............    $   17.92       $   18.16    $   18.16        $    16.54    $    14.23    $    13.55
                                               =========       =========    =========        ==========    ==========    ==========


TOTAL RETURN ..............................         6.12% (b)      11.63%       21.39%            25.80%        21.02%         2.15%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (millions) ....    $    49.8       $    47.3    $    36.3        $     20.8    $     18.1    $     17.2
  Ratios to average net assets:
    Ratio of expenses  ....................         1.26% (c)       1.30%        1.40%             1.45%         1.49%         1.42%
    Ratio of expenses without reimbursement         1.26% (c)       1.30%        1.40%             1.45%         1.49%         1.42%
    Ratio of net investment income ........         1.32% (c)       1.16%        1.04%             1.32%         1.71%         1.84%
    Ratio of net investment income without
     reimbursement   ......................         1.30% (c)       1.16%        1.04%             1.32%         1.71%         1.84%
  Portfolio turnover rate .................        32.20% (b)      83.07%       76.66%           134.82%       111.16%       110.01%





(a) For the six month period ended May 31, 1999 (Unaudited).

(b) Calculated on a non-annualized basis.

(c) Calculated on an annualized basis.





                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                                  (Continued)


The following table presents information relating to a share of capital stock outstanding for the entire period.

                                                                                    Year Ended November 30,
                                                                                    -----------------------
                                                              1999(a)       1998        1997        1996      1995       1994
                                                              -------       ----        ----        ----      ----       ----
         BOND FUND
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.93       $10.54    $10.59     $ 10.67     $  9.88    $ 10.78
INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                  0.31         0.56      0.54        0.52        0.57       0.48
         Net realized and unrealized gains (losses)
              on investments                                   (0.52)        0.39     (0.06)      (0.07)       0.78      (0.78)
                                                              ------       ------    ------     -------     -------    -------
         TOTAL FROM INVESTMENT OPERATIONS                      (0.21)        0.95      0.48        0.45        1.35      (0.30)
LESS DISTRIBUTIONS
         Distributions from net investment income              (0.32)       (0.56)    (0.53)      (0.53)      (0.56)     (0.47)
         Distributions from capital gains                         --           --        --          --          --      (0.13)
                                                              ------       ------    ------     -------     -------    -------
         TOTAL DISTRIBUTIONS                                   (0.32)       (0.56)    (0.53)      (0.53)      (0.56)     (0.60)
NET ASSET VALUE, END OF PERIOD                                $10.40       $10.93    $10.54     $ 10.59     $ 10.67    $  9.88
                                                              ======       ======    ======     =======     =======    =======
TOTAL RETURN                                                   (2.03%)(b)    9.34%     4.74%       4.51%      14.06%     (2.96%)

RATIOS/SUPPLEMENTAL DATA
         Net assets, end of period (millions)                 $ 25.6       $ 32.7    $ 32.1     $  22.2     $  14.9    $  10.2
         Ratios to average net assets:
                  Ratio of expenses                             0.98% (c)    1.04%     1.14%       1.13%       1.13%      1.00%
                  Ratio of expenses without reimbursement       1.14% (c)    1.08%     1.14%       1.13%       1.34%      1.48%
                  Ratio of net investment income                5.20% (c)    5.30%     5.42%       5.48%       5.70%      4.83%
                  Ratio of net investment income without
                     reimbursement                              5.04% (c)    5.26%     5.42%       5.48%       5.49%      4.34%
         Portfolio turnover rate                                6.99% (b)   35.09%    52.61%     104.43%     111.95%    165.74%

(a) For the six month period ended May 31, 1999 (Unaudited).

(b) Calculated on a non-annualized basis.

(c) Calculated on an annualized basis.




                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                                  (Continued)


The following table presents information relating to a share of capital stock outstanding for the entire period.

                                                                                   Year Ended November 30,
                                                                     -----------------------------------------------------------

                                                   1999(a)           1998        1997            1996       1995            1994
                                                   -------           ----        ----            ----       ----            ----
         GROWTH FUND

NET ASSET VALUE, BEGINNING OF PERIOD ......     $   40.85        $   39.36    $   32.79      $    24.74    $   20.43    $    20.47
INCOME FROM INVESTMENT OPERATIONS
 Net investment loss ......................         (0.06)           (0.07)       (0.12)          (0.06)       (0.05)        (0.20)
 Net realized and unrealized gains
   on investments .........................          2.31             4.92         9.16            8.66         6.22          0.16
                                                ---------        ---------    ---------      ----------    ---------    ----------
 TOTAL FROM INVESTMENT OPERATIONS .........          2.25             4.85         9.04            8.60         6.17         (0.04)
LESS DISTRIBUTIONS
 Distributions from net investment income              --               --           --              --           --            --
 Distributions from capital gains .........         (3.50)           (3.36)       (2.47)          (0.55)       (1.86)           --
                                                ---------        ---------    ---------      ----------    ---------    ----------
 TOTAL DISTRIBUTIONS ......................         (3.50)           (3.36)       (2.47)          (0.55)       (1.86)           --
NET ASSET VALUE, END OF PERIOD ............     $   39.60        $   40.85    $   39.36      $    32.79    $   24.74    $    20.43
                                                =========        =========    =========      ==========    =========    ==========

TOTAL RETURN ..............................         6.30% (b)        13.74%       29.90%          35.52%       32.87%        (0.19%)

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (millions) .....     $   73.5         $    68.5    $    45.4      $     24.1    $    12.6    $      4.7
 Ratios to average net assets:
  Ratio of expenses .......................         1.32% (c)         1.41%        1.52%           1.58%        2.00%         2.00%
  Ratio of expenses without reimbursement..         1.34% (c)         1.41%        1.52%           1.58%        2.00%         2.31%
  Ratio of net investment loss.............        (0.28%)(c)        (0.19%)      (0.41%)         (0.27%)      (0.31%)       (0.49%)
  Ratio of net investment loss without
     reimbursement ........................        (0.30%)(c)        (0.19%)      (0.41%)         (0.27%)      (0.31%)       (0.80%)
 Portfolio turnover rate ..................        40.97% (b)        67.13%       77.66%         101.91%       86.68%       116.69%





(a) For the six month period ended May 31, 1999 (Unaudited).

(b) Calculated on a non-annualized basis.

(c) Calculated on an annualized basis.






                       See Notes to Financial Statements.

                             DIRECTORS OF THE FUNDS

                                George H. Austin
                                Mary Ann Deibele
                                 John W. Feldt
                               Donald A. Nichols

                      Thomas G. Plumb, CFA: Vice President
                      Thompson,  Plumb & Associates, Inc.

                        John W. Thompson, CFA: President
                      Thompson,  Plumb & Associates, Inc.

                             OFFICERS OF THE FUNDS

                             John W. Thompson, CFA
                              Chairman & Secretary

                              Thomas G. Plumb, CFA
                             President & Treasurer

                              David B. Duchow, CFA
                            Assistant Vice President

                               Timothy R. O'Brien
                            Assistant Vice President

                             John C. Thompson, CFA
                            Assistant Vice President

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT

                       Firstar Mutual Fund Services, LLC
                                 P. 0. Box 701
                           Milwaukee, Wisconsin 53201

                            INDEPENDENT ACCOUNTANTS

                           PricewaterhouseCoopers LLP
                       650 Third Avenue South, Suite 1300
                          Minneapolis, Minnesota 55402

                                 LEGAL COUNSEL

                              Quarles & Brady LLP
                           411 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                               INVESTMENT ADVISOR

                       Thompson, Plumb & Associates, Inc.
                           1200 John Q. Hammons Drive
                            Madison, Wisconsin 53717
                           Telephone:  (608) 831-1300

                                 THOMPSON PLUMB
                                  FUNDS, INC.

                               SEMIANNUAL REPORT
                                  MAY 31, 1999

                          THOMPSON PLUMB BALANCED FUND

                            THOMPSON PLUMB BOND FUND

                           THOMPSON PLUMB GROWTH FUND

                           1200 John Q. Hammons Drive
                           Madison, Wisconsin  53717
                           Telephone:  (608) 831-1300
                                       (800) 999-0887
                             www.thompsonplumb.com